Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The condensed consolidated financial statements and accompanying notes are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and regulations of the U.S. Securities and Exchange Commission for interim financial reporting. Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes for the years ended December 31, 2020 and 2019.
The information as of December 31, 2020 included on the condensed consolidated balance sheets was derived from the Company’s audited consolidated financial statements. The unaudited condensed consolidated financial statements were prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, contain all adjustments, consisting of normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods indicated. All significant intercompany accounts and transactions have been eliminated in consolidation.
Operating results for the six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for any other interim period or for the year ending December 31, 2021.

Basis of Presentation
The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company’s Consolidated Financial Statements include the accounts of Spire Global, Inc. and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Liquidity Risks and Uncertainties
Liquidity Risks and Uncertainties
The Company has a history of operating losses and negative cash flows from operations since inception. During the six months ended June 30, 2021, net loss was $46,560 and cash used in operations was $18,151. During the six months ended June 30, 2020, net loss was $14,716 and cash used in operations was $2,832. The Company held cash and cash equivalents of $36,221, excluding restricted cash, at June 30, 2021. The Company believes that it will have sufficient working capital to operate for a period of one year from the issuance of the Condensed Consolidated Financial Statements as of and for the six months ended June 30, 2021 based on the borrowings under the April 15, 2021 credit agreement with FP Credit Partners L.P. and the additional funds raised associated with the closing of the merger with NavSight (Note 12).

Liquidity Risks and Uncertainties
The Company has a history of operating losses and negative cash flows from operations since inception. During the year ended December 31, 2020, net loss was $32,504 and cash used in operations was $14,773. The Company held cash and cash equivalents of $15,571, excluding restricted cash, at December 31, 2020. The Company believes that it will have sufficient working capital to operate for a period of one year from the issuance of the 2020 Consolidated Financial Statements based on new customer acquisitions, new and renewed contracts with existing customers, available borrowing capacity of approximately $19,700 under existing loan facilities, and additional $20,000 of new convertible debt financing obtained in January and February 2021; however, additional funding, including the new $70,000 loan agreement signed in April 2021 that is expected to be funded by May 31, 2021 (Note 16), may be necessary to support future revenue growth, fund research and development and expand its constellation of satellites and ground stations and such additional funding may not be available on terms acceptable to the Company, or at all. Whether, and when, the Company can attain profitability and positive cash flows from operations is uncertain and will depend on the successful development, manufacture, and sale of its data solutions.

COVID-19 Impact
COVID-19
Impact
The worldwide spread of
COVID-19
has created significant global economic uncertainty and the Company is unable to accurately predict the full impact that the
COVID-19
pandemic will have on its operating results, financial condition, liquidity and cash flows due to numerous uncertainties, including the duration and severity of the pandemic or any resurgences of the pandemic locally or globally, which have resulted and could result in various measures to combat the pandemic. Compliance with these measures has impacted the day-to-day
operations and could continue to disrupt the business and operations, as well as that of certain customers whose industries are more severely impacted by these measures, for an indefinite period of time. Through the six months ended June 30, 2021, the Company experienced adverse changes in customer buying behavior that began in March 2020 as a result of the impact of the
COVID-19
pandemic, including decreased customer engagement, delayed sales cycles, and deterioration in near-term demand. In December 2020, vaccines for
COVID-19
were approved for distribution in the U.S. and certain other developed nations. In 2021, the Delta variant of
COVID-19
has become the dominant strain in numerous countries around the world, including the U.S., and is believed to be more contagious than other previously identified
COVID-19
strains. Through the date of these Condensed Consolidated Financial Statements, vaccination efforts are on-going
in the U.S. and abroad; however, the timing of complete global economic recovery is still uncertain.

COVID-19
Impact
In March 2020, the World Health Organization declared the outbreak of
COVID-19
a pandemic, which continues to spread throughout the U.S. and the world and has resulted in authorities implementing numerous measures to contain the virus, including travel bans and restrictions, quarantines, shelter-in-place
orders, and business limitations and shutdowns. While the Company is unable to accurately predict the full impact that the
COVID-19
pandemic will have on its operating results, financial condition, liquidity and cash flows due to numerous uncertainties, including the duration and severity of the pandemic or any resurgences of the pandemic locally or globally, compliance with these measures has impacted the day-to-day
operations and could continue to disrupt the business and operations, as well as that of certain customers whose industries are more severely impacted by these measures, for an indefinite period of time. During 2020, the Company experienced adverse changes in customer buying behavior that began in March as a result of the impact of the
COVID-19
pandemic, including decreased customer engagement, delayed sales cycles, and deterioration in near-term demand. Despite these headwinds, the Company experienced an increase in revenue for 2020 as compared to 2019. As a result of the impact of the
COVID-19
pandemic on operating results for the year ended December 31, 2020, the Company experienced delays and re-work
due to third party satellite launch providers schedule shifts, delays and increased expenses in the hiring process and additional time and expenses supporting customer contracts.

Segment Information
Segment Information
The Company operates as one reportable and operating segment, which relates to the sale of subscription-based data, insights, predictive analytics and related project-based services to global customers across a range of industries. The Company’s chief operating decision maker is its chief executive officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Management’s significant estimates include assumptions in revenue recognition, allowance for doubtful accounts, realizability of deferred income tax assets, fair value of derivative financial instruments, equity awards and warrant liabilities. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Management’s significant estimates include assumptions in revenue recognition, allowance for doubtful accounts, realizability of deferred income tax assets, and fair value of equity awards and warrant liabilities. Actual results could differ from those estimates. Management assessed the impact of
COVID-19
on the estimates and assumptions
and
determined there was no material impact.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Restricted cash included in Other long-term assets in the Condensed Consolidated Balance Sheets represents amounts pledged as guarantees or collateral for financing arrangements and lease agreements, as contractually required.
The following table shows components of cash, cash equivalents, and restricted cash reported on the Condensed Consolidated Balance Sheets and in the Condensed Consolidated Statements of Cash Flows as of:

	June 30, 2021	December 31, 2020
Cash and cash equivalents	$36,221	$15,571
Restricted cash included in Other long-term assets	13,205	415

	$49,426	$15,986

Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Restricted cash included in Other current assets and Other long-term assets on the Consolidated Balance Sheets represents amounts pledged as guarantees or collateral for financing arrangements and lease agreements, as contractually required.
The following table shows components of cash, cash equivalents, and restricted cash reported on the Consolidated Balance Sheets and in the Consolidated Statements of Cash Flows as of and for the years then ended:

	December 31,
	2020	2019
Cash and cash equivalents	$15,571	$23,865
Restricted cash included in Other current assets	—	153
Restricted cash included in Other long-term assets	415	513

	$15,986	$24,531

Accounts Receivable
Accounts Receivable
Accounts receivable are stated at the amounts management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for those accounts receivable considered to be uncollectible based on historical experience, current economic conditions and management’s evaluation of a customer’s financial condition at the end of the year. Bad debts are written off against the allowance when identified. Recoveries of accounts receivable for which an allowance exists, or those that were previously written off, are recorded when received. The Company recorded an allowance for doubtful accounts of $174 and $29 for the years ended December 31, 2020 and 2019, respectively.
The Company generally grants credit to its customers on an unsecured basis. The Company does not have any off-balance
sheet credit exposure related to its customers.

Concentrations of Credit Risk
Concentrations of

Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents and restricted cash, and accounts receivable. The Company typically has cash accounts in excess of Federal Deposit Insurance Corporation insurance coverage. The Company has not experienced any losses on such accounts, and management believes that the Company’s risk of loss is remote.
The Company has a concentration of contractual revenue arrangements with governmental agencies and nongovernmental entities. Entities under common control are reported as a single customer. The Company had the following customers whose revenue and accounts receivable balances individually represented 10% or more of the Company’s total revenue and/or accounts receivable:

	Six Months Ended June 30,		June 30, 2021	December 31, 2020
	2021	2020
	Revenue	Revenue	Accounts Receivable	Accounts Receivable
Customer A	30%	40%	33%	67%
Customer B	20%	22%	*	*
Customer C	12%	*	25%	*

*	Revenue and/or accounts receivable from these customers were less than 10% of total revenue and/or accounts receivable during/as of the end of the period.

Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents and restricted cash, and accounts receivable. The Company typically has cash accounts in excess of Federal Deposit Insurance Corporation insurance coverage. The Company has not experienced any losses on such accounts, and management believes that the Company’s risk of loss is remote.
The Company has a concentration of contractual revenue arrangements with governmental agencies and nongovernmental entities. Entities under common control are reported as a single customer. The Company had the following customers whose revenue and accounts receivable balances individually represented 10% or more of the Company’s total revenue and/or accounts receivable:

	Year Ended December 31,		December 31,
	2020	2019	2020		2019
	Revenue	Revenue	Accounts Receivable		Accounts Receivable
Customer A	36%	47%	67%		78%
Customer B	21%	10%		*		*
Customer C	*	14%		*		*

*	Revenue and/or accounts receivable from these customers were less than 10% of total revenue and/or accounts receivable during the period.
The Company has a concentration in vendor purchases. The Company believes its reliance on its vendors could be shifted over a period of time to alternative vendors should such a change be necessary. If the Company were to be unable to obtain alternative vendors due to factors beyond its control, operations would be disrupted in the short term while alternative vendors were secured. The Company has the following vendors where purchases of equipment, components and services individually represented 10% or more
of the Company’s total purchases:

	Year Ended December 31
	2020	2019
	Purchases	Purchases
Vendor A	15%	27%
Vendor B	11%	20%
Vendor C	11%	*
Vendor D	*	11%
Vendor E	*	10%

*	Purchases from these vendors were less than 10% of total purchased during the period.
The Company is dependent on third parties to launch its satellites into space, and any launch delay, malfunction, or failure could have a negative impact on revenue and might cause the Company not to be able to accommodate customers with sufficient data to meet minimum service level agreements until replacement satellites are available. The Company also incorporates technology and terrestrial data sets from third parties into its platform and its inability to maintain rights and access to such technology and data sets would harm its business and results of operations.

Deferred Offering and Merger Costs
Deferred Offering and Merger Costs
The Company capitalizes within Other current assets on the Condensed Consolidated Balance Sheets certain legal, accounting and other third-party fees that are directly related to the Company’s in-process
equity financing and merger related transactions until such transactions are consummated. After consummation of the equity financing, these costs are recorded as a reduction of the proceeds received from the offering. Should a planned equity financing be abandoned, terminated or significantly delayed, the deferred offering costs are written off to operating expenses. The Company has capitalized $2,628 of such costs as of June 30, 2021. No costs were capitalized as of December 31, 2020.
During the six months ended June 30, 2021, the Company incurred an additional $4,298 of costs indirectly related to the merger with NavSight Holdings, Inc., including $3,466 for professional services and $832 of other merger related costs. These amounts have been included in General and administrative expenses in the Condensed Consolidated Statements of Operations for the six months ended June 30, 2021. No such costs were incurred during the six months ended June 30, 2020.

Related Parties
Related Parties
One of the Company’s stockholders and debtors is also a customer from which the Company generated $404 of revenue for the six months ended June 30, 2020. No revenue was generated from this customer for the six months ended June 30, 2021.
The Company borrowed gross proceeds of $1,232 of Convertible notes payable in February 2021 and $6,414 of Convertible notes payable during the year ended December 31, 2019 from certain stockholders (Note 7). Interest expense recognized on related party Convertible notes payable was $325 and $266 for the six months ended June 30, 2021 and 2020, respectively. Total carrying value of the related party balance included as Convertible notes payable, net on the Condensed Consolidated Balance Sheets was $8,718 and $7,498 as of June 30, 2021 and December 31, 2020, respectively.

Related Parties
One of the Company’s stockholders and debtors is also a customer from which the Company generated $871 and $890 of revenue for the years ended December 31, 2020 and 2019, respectively.
The Company borrowed gross proceeds of $6,414 of Convertible Notes payable (Note 8) from certain stockholders during the year ended December 31, 2019. Interest expense recognized on related party Convertible notes payable is $783 and $301 for the years ended December 31, 2020 and 2019, respectively. Total carrying value of the related party balance included as Convertible notes payable, net on the Consolidated Balance Sheets was $7,498 and $6,715 as of December 31, 2020 and 2019, respectively.

Accounting Pronouncements Recently Adopted
Accounting Pronouncements Recently Adopted
In June 2016 the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
 Financial Instruments—Credit Losses (Topic 326)
:
 Measurement of Credit Losses on Financial Instruments
, as amended, which requires the measurement and recognition of expected credit losses for financial assets not held at fair value. ASU
2016-13
replaces the existing incurred loss impairment model with a forward-looking expected credit loss model which will result in earlier recognition of credit losses. The Company adopted the requirements of ASU
2016-13
effective January 1, 2021 and determined that the financial impact from the adoption of this standard was immaterial to its Condensed Consolidated Financial Statements.
In August 2018, the FASB issued
ASU 2018-15,
Intangibles-Goodwill and Other-Internal Use Software
(Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force)
, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software. The Company adopted the requirements of ASU
2018-15
effective January 1, 2021 and determined that the financial impact from the adoption of this standard was immaterial to its Condensed Consolidated Financial Statements.
In March 2020 and January 2021, the FASB issued ASU
2020-04,
 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, and ASU
2021-01,
Reference Rate Reform (Topic 848)
, respectively, which refine the scope of ASC Topic 848 and clarify some of its guidance as part of the FASB’s monitoring of global reference rate reform activities. These standards permit entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, for computing variation margin settlements, and for calculating price alignment interest in connection with reference rate reform activities under way in global financial markets. The amendments in ASU
2020-04
were effective for all entities as of March 12, 2020 through December 31, 2022 and the amendments in ASU
2021-01
are effective immediately for all entities. The Company determined that the financial impact from the adoption of these standards was immaterial to its Condensed Consolidated Financial Statements.

Accounting Pronouncements Recently Adopted
In May 2014, FASB issued
ASU 2014-09,
which supersedes the revenue recognition requirements in ASC Topic 605,
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, and redefines revenue recognition around the instance of transfer of control, rather than the transfer of risk and rewards, and provides recognition guidance in instances of variable consideration, licenses and contract costs. ASU 2014-09 also includes Subtopic 340-40,
Other Assets and Deferred Costs—Contracts with Customers,
which requires the deferral of incremental costs of obtaining a revenue contract with a customer. The Company adopted the requirements of ASU 2014-09 effective January 1, 2019, utilizing the modified retrospective method of transition, and recorded a cumulative effect adjustment of $139 to opening accumulated deficit as of January 1, 2019 related to the Company’s accounting for incremental costs to obtain a contract.

Accounting Pronouncements Not Yet Adopted
Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued
ASU 2016-02,
Leases (Topic 842)
, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). Since this standard was originally issued, there have been improvements and clarification released by the FASB. Under the new standard, a lessee should recognize in the statement of financial position a liability to make lease payments and a right-of-use
asset representing its right to use the underlying asset for the lease term. This standard is effective for fiscal years beginning after December 15, 2021 (January 1, 2022 for the Company), with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its Condensed Consolidated Financial Statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740):
Simplifying the Accounting for Income Taxes
, by removing certain exceptions to the general principles and its intended to improve consistent application. A franchise tax that is partially based on income will be recognized as an income-based tax and any incremental amount will be recognized as non-income-based
tax. This standard is effective for fiscal years beginning after December 15, 2021 (January 1, 2022 for the Company), with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its Condensed Consolidated Financial Statements.
In August 2020, the FASB issued ASU
2020-06,
 Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging— Contracts in Entity’s Own Equity
(Subtopic 815-40),
which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU
2020-06
removes from U.S. GAAP the liability and equity separation model for convertible instruments with a cash conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such convertible debt instruments. Similarly, the debt discount, that is equal to the carrying value of the embedded conversion feature upon issuance, will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815,
 Derivatives and Hedging
, or (2) a convertible debt instrument was issued at a substantial premium. Among other potential impacts, this change is expected to reduce reported interest expense, increase reported net income, and result in a reclassification of certain conversion feature balance sheet amounts from stockholders’ equity to liabilities. Additionally, ASU
2020-06
requires the application of the
if-converted
method to calculate the impact of convertible instruments on diluted earnings per share and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. ASU
2020-06
is effective for fiscal years beginning after December 15, 2021 (January 1, 2022 for the Company), with early adoption permitted, and can be adopted on either a fully retrospective or modified retrospective basis. The Company is currently evaluating the impact that the adoption of this standard will have on its Condensed Consolidated Financial Statements.

Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued
ASU 2016-02,
Leases
(Topic 842)
, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). Since this standard was originally issued, there have been improvements and clarification released by the FASB. Under the new standard, a lessee should recognize in the statement of financial position a liability to make lease payments and a right-of-use
asset representing its right to use the underlying asset for the lease term. This standard is effective for fiscal years beginning after December 15, 2021 (January 1, 2022 for the Company), with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its Consolidated Financial Statements.
In June 2016 the FASB issued ASU
2016-13,
 Financial Instruments—Credit Losses (Topic 326)
:
Measurement of Credit Losses on Financial Instruments
, as amended, which requires the measurement and recognition of expected credit losses for financial assets not held at fair value.
ASU 2016-13
replaces the existing incurred loss impairment model with a forward-looking expected credit loss model which will result in earlier recognition of credit losses. This standard is effective for fiscal years beginning after December 15, 2019 (January 1, 2021 for the Company), with early adoption permitted. The Company has determined that the financial impact from the adoption of this standard is likely immaterial to its Consolidated Financial Statements.
In August 2018, the FASB issued
ASU 2018-15,
Intangibles-Goodwill and Other-Internal Use Software
(Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing
Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force)
, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software. This standard is effective for fiscal years beginning after December 15, 2020 (January 1, 2021 for the Company), with early adoption permitted. The Company has determined that the financial impact from the adoption of this standard is likely immaterial to its Consolidated Financial Statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, by removing certain exceptions to the general principles and its intended to improve consistent application. A franchise tax that is partially based on income will be recognized as an income-based tax and any incremental amount will be recognized as non-income-based
tax. This standard is effective for fiscal years beginning after December 15, 2021 (January 1, 2022 for the Company), with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its Consolidated Financial Statements.
In August 2020, the FASB issued ASU
2020-06,
 Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity
(Subtopic 815-40)
which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes,
ASU 2020-06
removes from U.S. GAAP the liability and equity separation model for convertible instruments with a cash conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such convertible debt instruments. Similarly, the debt discount, that is equal to the carrying value of the embedded conversion feature upon issuance, will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815,
 Derivatives and Hedging
, or (2) a convertible debt instrument was issued at a substantial premium. Among other potential impacts, this change is expected to reduce reported interest expense, increase reported net income, and result in a reclassification of certain conversion feature balance sheet amounts from stockholders’ equity to liabilities. Additionally, ASU
2020-06
requires the application of the
if-converted
method to calculate the impact of convertible instruments on diluted earnings per share and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. ASU
2020-06
is effective for fiscal years beginning after December 15, 2021, (January 1, 2022 for the Company), with early adoption permitted, and can be adopted on either a fully retrospective or modified retrospective basis. The Company is currently evaluating the impact that the adoption of this standard will have on its Consolidated Financial Statements.
In March 2020 and January 2021, the FASB issued ASU 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, and ASU
2021-01,
Reference
Rate Reform
(Topic 848), respectively, which refine the scope of ASC Topic 848 and clarify some of its guidance as part of the FASB’s monitoring of global reference rate reform activities. These standards permit entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, for computing variation margin settlements, and for calculating price alignment interest in connection with reference rate reform activities under way in global financial markets. These standards are effective for contract modifications made or new hedging relationships entered into after December 31, 2022. The Company is currently evaluating the impact that the adoption of these standards will have on its Consolidated Financial Statements.

Foreign Currency Translation
Foreign Currency Translation
The Company’s foreign subsidiaries, which have defined their functional currency as their local currency, translate their assets and liabilities into U.S. Dollars at the exchange rate existing at the balance sheet date, and translate their results from operations at the average exchange rate for each period. The resulting translation adjustments are included as a component of Accumulated other comprehensive loss on the Consolidated Balance Sheets, Consolidated Statements of Changes in Stockholders’ Equity (Deficit) and in the Consolidated Statements of Comprehensive Loss. Gains and losses from foreign currency transactions are included in Other income, net in the Consolidated Statements of Operations.

Fair Value Measurements
Fair Value Measurements
To account for fair value measurements and disclosures, a fair value hierarchy was established that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The level of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The Company uses the following valuation techniques to measure fair value for its assets and liabilities:

Level 1	Quoted market prices for identical assets and liabilities in active markets.

Level 2	Significant other observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	Unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation and amortization.
In-service
satellites and related launch costs are capitalized based on its commission date of the underlying asset. Capitalized launch costs for each satellite are allocated based on the total cost of the launch divided by the number of satellites included on that launch.
In-service
ground stations and related costs are capitalized once signals are transmitted with in-service
satellites. In the event of a failed launch or deployment of satellites, the related equipment impairment and launch costs are expensed and recorded in Loss on satellite deorbit and launch failure in the Consolidated Statements of Operations.
adjusting net income (loss) to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net income (loss) per share is computed by dividing the diluted net income (loss) by the weighted-average number of common shares outstanding during the period, including potential dilutive common shares assuming the dilutive effect of common stock
equivalents.